Available-for-sale securities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale securities
Charges recognized for "other-than-temporary" declines in the market values of equities securities	$ 5	$ 3	$ 12
Less than 12 months
Fair Value	164	38	55
Unrealized Losses	8	1	1
12 months or more
Fair Value	53	70	199
Unrealized Losses	10	11	38
Total
Fair Value	217	108	254
Unrealized Losses	18	12	39
Corporate bonds
Less than 12 months
Fair Value	54		25
Unrealized Losses	1
12 months or more
Fair Value	1		10
Unrealized Losses			1
Total
Fair Value	55		35
Unrealized Losses	1		1
Asset-backed securities
Less than 12 months
Fair Value	1	19	4
Unrealized Losses			1
12 months or more
Fair Value	20	19	44
Unrealized Losses	5	4	10
Total
Fair Value	21	38	48
Unrealized Losses	5	4	11
U.S. governmental agency mortgage-backed securities
Less than 12 months
Fair Value	51
Unrealized Losses	1
Total
Fair Value	51
Unrealized Losses	1
Residential mortgage-backed securities
Less than 12 months
Fair Value	3	2
12 months or more
Fair Value	18	25	49
Unrealized Losses	3	4	10
Total
Fair Value	21	27	49
Unrealized Losses	3	4	10
Commercial mortgage-backed securities
Less than 12 months
Fair Value	15	3	24
12 months or more
Fair Value	8	14	73
Unrealized Losses	1	1	14
Total
Fair Value	23	17	97
Unrealized Losses	1	1	14
Large capitalization value
Less than 12 months
Fair Value	36	14	2
Unrealized Losses	5	1
12 months or more
Fair Value	6	12	23
Unrealized Losses	1	2	3
Total
Fair Value	42	26	25
Unrealized Losses	6	3	3
Smaller company growth
Less than 12 months
Fair Value	4
Unrealized Losses	1
Total
Fair Value	4
Unrealized Losses	$ 1